Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
We operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. We have a common basis of organization and our products and services are offered globally. Considering the acquisitions made during 2018 and our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) continues to make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate and make decisions as one business segment. Summarized product category and geographic information are shown in the tables below.

Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales. Refer to Note 4 "Revenue" for disaggregation of revenue based on product categories and customer class.

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $15.9 million, $15.0 million and $12.4 million for the years ended 2018, 2017 and 2016, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2018	2017	2016
Net Sales
Americas:
United States	$632,660	$579,906	$555,676
Other Americas	60,359	73,478	71,797
Total Americas	693,019	653,384	627,473
Europe, Middle East and Africa	490,301	462,980	428,055
Asia Pacific, Japan and Rest of World	318,528	301,172	282,463
Total	$1,501,848	$1,417,536	$1,337,991

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.8 million and $1.7 million as of December 31, 2018 and 2017, respectively.

(in thousands)	2018	2017
Long-lived assets
Americas:
United States	$152,381	$148,694
Other Americas	3,748	4,488
Total Americas	156,129	153,182
Europe, Middle East and Africa:
Germany	284,601	286,567
Other Europe, Middle East and Africa	50,051	41,188
Total Europe, Middle East and Africa	334,652	327,755
Asia Pacific and Japan	20,878	13,384
Total	$511,659	$494,321